Employee Benefit Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Company's contributions to employee saving plan	$ 132	$ 115	$ 69
Discretionary company's contribition to employee saving plan	36	22	0
Compensation expense	$ 4,556	$ 4,296	$ 3,446
Share appreciation rights and stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Method used for the calculation of all stock options awards	Black-Scholes method
Exercised, shares	0	0	0		14,319	15,356	2,925	13,058	13,058
Expected term simplified method	4.5 years
Vesting Period	3 years
Weighted average time to vest	2 years
Contractual term of the award	7 years
Service Conditions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility			84.71%	55.17%
Risk free rate			1.81%	1.46%
Estimated compensation cost relating to non-vested service conditions stock option not yet recognized	$ 205
Estimated compensation cost relating to non-vested service conditions restricted stock and restricted stock units awards not yet recognized	$ 4,150
Years to maturity	3 years 1 month 17 days
Restricted share unit awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend assumption	$ 0	$ 0	$ 0
Fair value of stock granted		12.7	7.8
Restricted share unit
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend assumption	0	0	0
Fair value of stock granted	$ 3	$ 12.7	$ 12
Tranche - Year 1 | Share appreciation rights and stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.30%
Tranche - Year 2 | Share appreciation rights and stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.30%
Tranche - Year 3 | Share appreciation rights and stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.40%